Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the year	$ (19,457)	$ (20,458)	$ (10,138)
Adjustments required to reflect net cash used in operating activities (see Appendix A)	5,957	3,951	5,993
Interest received	927	849	324
Interest paid	(124)	(22)
Net cash used in operating activities	(12,697)	(15,680)	(3,821)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(73)	(2,229)	(6,482)
Proceeds from sale of property and equipment		4
Investment in short-term bank deposits	(63,527)	(21,000)	(81,332)
Maturity of short-term bank deposits	57,000	47,958	66,974
Net cash generated from (used in) investing activities	(6,600)	24,733	(20,840)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of employees stock options		34	479
Issuance of ordinary shares and warrants, net	2	13,725	19,031
Principal elements of lease payments	(759)	(88)
Net cash generated from (used in) financing activities	(757)	13,671	19,510
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(20,054)	22,724	(5,151)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	29,347	6,694	11,585
EXCHANGE GAINS (LOSSES) ON CASH AND CASH EQUIVALENTS	143	(71)	260
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 9,436	$ 29,347	$ 6,694